As filed with the Securities and Exchange Commission on October 27, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701, Milwaukee, Wisconsin 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP, 200 East Randolph Drive, Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: August 31, 2004

Item 1. Schedule of Investments.
Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2004

Badgley Balanced Fund

Number
of Shares	LONG-TERM INVESTMENTS - 96.7%		Value

	COMMON STOCKS - 50.3%

	Advertising - 1.4%
6,650	Omnicom Group Inc.		$ 457,587

	Auto/ Truck Parts & Equipment 1.0%
5,525	Johnson Controls, Inc.		311,058

	Chemical - Specialty - 1.9%
20,275	Ecolab Inc.		606,628

	Computers - 2.7%
7,200	Affiliated Computer Services, Inc. - Class A*		391,176
13,400	Dell Inc.*		466,856

			858,032

	Consumer Finance - 1.5%
20,687	MBNA Corporation		499,384

	Cosmetics & Toiletries - 1.0%
7,760	The Estee Lauder Companies Inc. - Class A		341,052

	Diversified Conglomerates - 3.2%
6,575	3M Co.		541,517
14,750	General Electric Company		483,653

			1,025,170

	Drugs - 1.2%
11,700	Pfizer Inc.		382,239

	E-Commerce - 1.3%
4,725	eBay Inc.*		408,901

	Financials - 4.3%
10,975	Citigroup Inc.		511,215
6,025	Fannie Mae		448,561
9,425	State Street Corporation		425,445

			1,385,221

	Food & Beverage - 1.4%
9,075	PepsiCo, Inc.		453,750

	Food Wholesale Distribution - 1.4%
13,650	Sysco Corporation		438,711

	Freight Transportation - 3.1%
8,325	Expeditors International of Washington, Inc.		406,093
7,075	FedEx Corp.		580,079

			986,172

Number
of Shares			Value

	Industrial Gas - 1.5%
12,125	Praxair, Inc.		$ 492,033

	Insurance - 3.5%
13,275	AFLAC INCORPORATED		532,327
8,600	American International Group, Inc.		612,664

			1,144,991

	Internet Security - 1.2%
8,075	Symantec Corporation*		387,277

	Medical Products & Services - 3.0%
5,650	Amgen Inc.*		334,988
7,450	Stryker Corporation		337,485
10,250	Teva Pharmaceutical Industries Ltd., ADR		279,313

			951,786

	Motorcycles - 1.2%
6,150	Harley-Davidson, Inc.		375,273

	Networking Equipment - 1.1%
19,275	Cisco Systems, Inc.*		361,599

	Restaurants - 2.0%
14,900	Starbucks Corporation*		644,276

	Retail - Arts & Crafts - 1.3%
7,598	Michaels Stores, Inc.		435,593

	Retail - Bedding - 1.0%
8,725	Bed Bath & Beyond Inc.*		326,489

	Retail - Discount - 3.5%
10,775	Costco Wholesale Corporation		443,607
10,975	Walgreen Co.		400,039
5,500	Wal-Mart Stores, Inc.		289,685

			1,133,331

	Semiconductors - 0.8%
12,175	Intel Corporation		259,206

	Software - 2.4%
9,150	Electronic Arts Inc.*		455,487
11,350	Microsoft Corporation		309,855

			765,342

	Surgical/Medical Instruments - 1.3%
8,550	Medtronic, Inc.		425,363

	Textiles - Home Furnishings - 1.1%
4,500	Mohawk Industries, Inc.*		346,140

	Total Common Stocks (Cost $13,295,963)		16,202,604

Principal
Amount			Value

	CORPORATE BONDS - 22.3%

	Chemical - Specialty - 1.4%
$ 400,000	Ecolab Inc.
	6.875%, 2/1/11		$ 450,150

	Computers - 0.7%
200,000	IBM Corporation
	5.375%, 2/1/09		213,345

	Electric - 0.2%
55,000	Emerson Electric Co.
	4.500%, 5/01/13		54,337

	Financials - 6.3%
170,000	American General Finance
	5.375%, 9/1/09		178,834
200,000	Bank of America Corp.
	4.750%, 10/15/06		207,532
300,000	Bank of America Corp.
	5.250%, 2/1/07		314,961
500,000	Citigroup Inc.
	6.500%, 1/18/11		562,617
525,000	General Electric Capital Corporation
	7.375%, 1/19/10		606,660
140,000	Wells Fargo Financial
	5.500%, 8/1/12		148,483

			2,019,087

	Food & Beverage - 0.3%
100,000	PepsiCo, Inc.
	5.750%, 1/15/08		108,238

	Food Wholesale Distribution - 1.7%
500,000	Sysco Corporation
	7.000%, 5/1/06		535,383

	Industrial Gas - 0.9%
300,000	Praxair, Inc.
	3.950%, 6/1/13		284,362

	Insurance - 3.3%
500,000	AFLAC INCORPORATED
	6.500%, 4/15/09		552,132
500,000	Washington Mutual, Inc.
	5.625%, 1/15/07		528,113

			1,080,245

	Linen Supply & Related Items - 0.4%
125,000	Cintas Corporation No. 2
	5.125%, 6/1/07		132,180

	Medical - Drugs - 1.0%
300,000	Abbott Laboratories
	5.625%, 7/1/06		315,575

	Retail - Discount - 2.2%
400,000	Costco Wholesale Corporation
	7.125%, 6/15/05		414,344
300,000	Wal-Mart Stores, Inc.
	4.550%, 5/1/13		300,056

			714,400

Principal
Amount			Value

	Retail - Home Improvement - 2.2%
$ 225,000	The Home Depot, Inc.
	5.375%, 4/1/06		$ 234,842
425,000	Target Corporation
	6.350%, 1/15/11		474,182

			709,024

	Telecommunications Services - 1.7%
500,000	SBC Communications Inc.
	6.625%, 7/15/07		544,435

	Total Corporate Bonds (Cost $6,864,236)		7,160,761

	GOVERNMENT SECURITIES - 24.1%

	U.S. Treasury Obligations - 12.5%

	U.S. Treasury Notes - 12.5%
450,000	6.500%, 8/15/05		469,248
350,000	5.625%, 2/15/06		367,473
650,000	5.500%, 2/15/08		705,275
250,000	3.250%, 8/15/08		251,817
750,000	6.000%, 8/15/09		841,142
355,000	6.500%, 2/15/10		408,541
250,000	5.750%, 8/15/10		279,199
450,000	4.375%, 8/15/12		463,869
230,000	4.250%, 8/15/13		233,261

			4,019,825

	Total U.S. Treasury Obligations (Cost $3,877,185)		4,019,825

	Government Agency - 11.6%

	Federal Home Loan Bank (FHLB) - 2.6%
450,000	5.750%, 5/15/12		490,723
330,000	4.500%, 9/16/13		329,625

			820,348

	Federal Home Loan Mortgage Corporation (FHLMC) - 2.8%
875,000	5.250%, 1/15/06		909,741

	Federal National Mortgage Association (FNMA) - 4.9%
720,000	5.250%, 4/15/07		762,858
100,000	5.250%, 1/15/09		106,876
625,000	6.625%, 9/15/09		706,485

			1,576,219

	Freddie Mac - 1.3%***
425,000	3.500%, 2/13/08		428,317

	Total Government Agency (Cost $3,657,726)		3,734,625

Principal
Amount			Value

	Total Government Securities (Cost $7,534,911)		$ 7,754,450

	Total Long-Term Investments (Cost $27,695,110)		31,117,815

	SHORT-TERM INVESTMENT - 3.2%

	Variable Rate Demand Note ** - 3.2%
$ 1,021,005	U.S. Bank, N.A., 1.420%		1,021,005

	Total Short -Term Investment (Cost $1,021,005)		1,021,005

	TOTAL INVESTMENTS - 99.9% (Cost $28,716,115)		32,138,820

	Other assets in excess of liabilities - 0.1%		39,353

	TOTAL NET ASSETS - 100.0%		$ 32,178,173

	*	-- Non-income producing security.
	**	-- Variable rate security. The rate listed is as of August 31, 2004.
	***	-- Callable security.
	ADR	-- American Depository Receipt.

Total Shares

15,324,850

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2004

Badgley Growth Fund

Number
of Shares	LONG-TERM INVESTMENTS - 98.8%		Value

	COMMON STOCKS - 98.8%

	Advertising - 2.7%
6,500	Omnicom Group Inc.		$ 447,265

	Auto/Truck Parts & Equipment - 1.9%
5,475	Johnson Controls, Inc.		308,243

	Chemical - Specialty - 3.8%
20,625	Ecolab Inc.		617,100

	Computers - 5.3%
7,050	Affiliated Computer Services, Inc.- Class A*		383,026
13,950	Dell Inc.*		486,018

			869,044

	Consumer Finance - 3.1%
21,012	MBNA Corporation		507,230

	Cosmetics & Toiletries - 2.1%
7,679	The Estee Lauder Companies Inc. - Class A		337,492

	Diversified Conglomerates - 6.1%
6,400	3M Co.		527,104
14,425	General Electric Company		472,996

			1,000,100

	Drugs - 2.4%
12,175	Pfizer Inc.		397,757

	E-Commerce - 2.5%
4,675	eBay Inc.*		404,574

	Financials - 8.4%
10,850	Citigroup Inc.		505,393
5,900	Fannie Mae		439,255
9,300	State Street Corporation		419,802

			1,364,450

	Food & Beverage - 2.8%
9,275	PepsiCo, Inc.		463,750

	Food Wholesale Distribution - 2.8%
13,950	Sysco Corporation		448,353

	Freight Transportation - 5.9%
7,650	Expeditors International of Washington, Inc.		373,167
7,075	FedEx Corp.		580,079

			953,246

Number
of Shares			Value

	Industrial Gas - 3.0%
11,875	Praxair, Inc.		$ 481,888

	Insurance - 7.1%
13,275	AFLAC INCORPORATED		532,327
8,750	American International Group, Inc.		623,350

			1,155,677

	Internet Security - 2.5%
8,575	Symantec Corporation*		411,257

	Medical Products & Services - 5.6%
5,575	Amgen Inc.*		330,542
6,800	Stryker Corporation		308,040
10,000	Teva Pharmaceutical Industries Ltd., ADR		272,500

			911,082

	Motorcycles - 2.3%
6,075	Harley-Davidson, Inc.		370,696

	Networking Equipment - 2.2%
19,325	Cisco Systems, Inc.*		362,537

	Restaurants - 4.0%
15,075	Starbucks Corporation*		651,843

	Retail- Arts & Crafts- 2.6%
7,483	Michaels Stores, Inc.		429,000

	Retail- Bedding - 2.0%
8,600	Bed Bath & Beyond Inc.*		321,812

	Retail - Discount - 6.6%
10,100	Costco Wholesale Corporation		415,817
10,375	Walgreen Co.		378,169
5,375	Wal-Mart Stores, Inc.		283,101

			1,077,087

	Semiconductors - 1.6%
11,850	Intel Corporation		252,287

	Software - 4.7%
9,150	Electronic Arts Inc.*		455,487
11,325	Microsoft Corporation		309,173

			764,660

	Surgical/Medical Instruments - 2.6%
8,375	Medtronic, Inc.		416,656

Number
of Shares			Value

	Textiles- Home Furnishings - 2.2%
4,550	Mohawk Industries, Inc.*		$ 349,986

	Total Common Stocks (Cost $13,229,978)		16,075,072

	Total Long-Term Investments (Cost $13,229,978)		16,075,072

Principal
Amount

	SHORT-TERM INVESTMENT - 1.6%

	Variable Rate Demand Note ** - 1.6%
$ 261,314	U.S. Bank, N.A., 1.420%		261,314

	Total Short -Term Investment (Cost $261,314)		261,314

	TOTAL INVESTMENTS - 100.4% (Cost $13,491,292)		16,336,386

	Liabilities in excess of other assets - (0.4)%		(63,948)

	TOTAL NET ASSETS - 100.0%		$ 16,272,438

	*	-- Non-income producing security.
	**	-- Variable rate security. The rate listed is as of August 31, 2004.
	ADR	-- American Depository Receipt.

Total Shares

637,788

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

CERTIFICATION

I, J. Kevin Callaghan, certify that:

1.	I have reviewed this report on Form N-Q of Badgley Funds, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 27, 2004	/s/ J. Kevin Callaghan

J. Kevin Callaghan, President

CERTIFICATION

I, Lisa P. Guzman, certify that:

1.	I have reviewed this report on Form N-Q of Badgley Funds, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	/s/ Lisa P. Guzman

Lisa P. Guzman, Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title) /s/ J. Kevin Callaghan
                                                           J. Kevin Callaghan, President

Date October 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ J. Kevin Callaghan
                                                              J. Kevin Callaghan, President

Date  October 27, 2004

By (Signature and Title)* /s/ Lisa P. Guzman
                                              Lisa P. Guzman, Treasurer

Date October 27, 2004

* Print the name and title of each signing officer under his or her signature.